Note 6 - Premises and Equipment (Details) - Premises and Equipment - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 47,942,233	$ 45,414,325
Accumulated Depreciation	(21,488,703)	(20,453,880)
	26,453,530	24,960,445
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	9,696,723	8,270,678
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	23,927,467	23,894,943
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	12,154,375	12,243,988
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	993,618	990,626
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 1,170,050	$ 14,090